Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Warrant Liabilities (Details) - Decarbonization Plus Acquisition Corporation Iii - Fair Value, Inputs, Level 3 [Member]	5 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Initial measurement at March 26, 2021	$ 0
Initial measurement at March 26, 2021	10,200,000
Change in value inputs or other assumptions	8,333,334
Fair value as of September 30, 2021	$ 18,533,334